Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits
Summary of defined benefit pension plans

	As of December 31,
in €‘000	2025	2024
Defined benefit obligation	25,454	22,228
Fair value of plan assets	(22,488)	(20,814)
Net defined benefit liability	2,966	1,414

	Years Ended December 31,
in €‘000	2025	2024
Defined benefit obligation as of January 1,	22,228	14,129
Interest expense on defined benefit obligation	245	313
Current service cost	1,251	943
Contributions by plan participants	813	634
Benefits (paid) / deposited	(1,229)	3,140
Administration cost (excl. cost for managing plan assets)	10	7
Actuarial loss on defined benefit obligation	2,309	2,660
Exchange rate (gain) loss	(173)	402
Defined benefit obligation as of December 31,	25,454	22,228

Summary of defined benefit obligation and movements in the plan assets

	Years Ended December 31,
in €‘000	2025	2024
Fair value of plan assets as of January 1,	20,814	13,086
Interest income on plan assets	196	267
Contributions by the employer	922	743
Contributions by plan participants	813	634
Benefits (paid) deposited	(1,222)	3,149
Return on plan assets excl. interest income	1,117	2,531
Exchange rate (loss) gain	(152)	404
Fair value of plan assets as of December 31,	22,488	20,814